8. OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2014
Payables and Accruals [Abstract]
Schedule of Other payables and accrued liabilities
	June 30,	December 31,
	2014	2013
	(unaudited)

Accrued expenses	$7,627	$2,139
Business and other tax payables	6,499	7,108
Salary payable	1,823	2,715
Temporary receipt of insurance premium	194	149
Temporary receipt of insurance claims	1,172	1,326
Deposits received	2,368	2,220
Interest payable	392	356
Other current liabilities	1,948	1,133
Total	$22,023	$17,146